Consolidated Statements of Cash Flows - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Net loss	£ (63,313,440)	£ (12,321,751)
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation and amortization expense	2,011,565	2,015,877
Provision for returns reserve	(81,490)	(31,731)
Share-based compensation	54,707,624	5,842,540
Amortization of debt discount	0	63,600
Change in fair value of convertible notes	(479,022)	479,024
Changes in operating assets and liabilities:
Accounts receivable	118,412	612,156
Other current assets	(438,384)	(3,001)
Accounts payable and accrued expenses	2,426,828	563,628
Net cash used in operating activities	(4,348,921)	(2,159,165)
Cash flows from Investing Activities
Purchases of property and equipment	(1,547)	(5,930)
Net cash used in investing activities	(1,547)	(5,930)
Cash flows from Financing Activities
Issuance of ordinary shares in exchange for cash	0	60,750
Repayments of convertible notes payable	(141,198)	0
Net cash provided by financing activities	4,325,468	2,053,750
Net decrease in cash	(25,000)	(111,345)
Cash, beginning of year	28,066	139,411
Cash, end of the year	3,066	28,066
Supplemental non-cash disclosures:
Issuance of convertible note in settlement of vendor liabilities (non-cash)	50,000	0
Non-cash Payment in Kind ("PIK") Interest	108,441	0
Interest forgiven (of which £3,805 is related party)	(116,671)	(883,599)
Settlement of share-based compensation liability via share issuance	390,298	0
Related Party
Changes in operating assets and liabilities:
Accrued interest	255,736	475,909
Cash flows from Financing Activities
Proceeds from the issuance of notes payable	1,766,666	0
Proceeds from the issuance of convertible notes payable	1,500,000	425,000
Supplemental non-cash disclosures:
Conversion of convertible notes payable to equity	3,157,084	7,750,000
Interest forgiven (of which £3,805 is related party)	(3,805)
Nonrelated Party
Changes in operating assets and liabilities:
Accrued interest	443,250	144,584
Cash flows from Financing Activities
Proceeds from the issuance of notes payable	100,000	0
Proceeds from the issuance of convertible notes payable	1,100,000	1,568,000
Supplemental non-cash disclosures:
Conversion of convertible notes payable to equity	£ 3,584,962	£ 0